Employee benefit plans - Defined contribution plans (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) Y	Dec. 31, 2020 EUR (€) Y	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Plan 401(k)
Defined contribution plans
Minimum age in which individual qualified for greater contribution amount | Y	50	50
Maximum annual contributions as a percentage of gross pay (as a percent)	75.00%	75.00%
Maximum annual contributions	$ 19,500	€ 15,900
Maximum annual contributions if over age 50	$ 26,000	€ 21,200
Percentage of employee's deposit that Company will match	50.00%	50.00%
Maximum percentage of employee's pay that Company will match	3.00%	3.00%
Defined contribution expense		€ 64,855,000	€ 53,290,000	€ 53,872,000
State plan
Defined contribution plans
Defined contribution expense		€ 28,096,000	€ 25,950,000	€ 24,721,000